COMMITMENTS - Finance leases, future minimum lease payments (Details)	Jun. 30, 2019 USD ($)
COMMITMENTS
Remaining 2019	$ 11,928
2020	23,856
2021	11,929
Total	47,713
Less: Amount representing interest	3,579
Present Value of Minimum Lease Payments	$ 44,134